Share-Based Compensation - Summary of plans (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands				12 Months Ended
	Jan. 29, 2021	Mar. 30, 2017	Jun. 26, 2016	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Share-Based Compensation
Proceeds from stock options issued						¥ 1,707
2nd and 3rd Series stock options outstanding
Share-Based Compensation
Number of options granted		81,000	540,000
Number of shares which may be issued for each option exercised		1	1
Contractual term of awards		10 years	10 years
Fair value as of grant date		¥ 35	¥ 11
Exercise price		¥ 56	¥ 19
Unrecognized compensation cost				¥ 825
4th Series stock options outstanding
Share-Based Compensation
Number of options granted	2,019,000
Number of shares which may be issued for each option exercised	1
Contractual term of awards	10 years
Fair value as of grant date	¥ 100
Exercise price	56
Unrecognized compensation cost				190
Market condition, minimum price for common shares	55.66
Proceeds from stock options issued						1,707
Issue price per share resulting from stock split	¥ 1
4th Series stock options outstanding | Selling, general, and administrative expenses
Share-Based Compensation
Compensation costs recognized				¥ 4,343	¥ 83,976	¥ 111,684
4th Series stock options outstanding | Employee Stock Option
Share-Based Compensation
Fair value as of grant date				¥ 72
Expected dividend yield				0.00%